Corporate Income Taxes - Components of Income Tax Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods	$ 2,212	$ 2,141	$ 2,385
Deferred income taxes:
Deferred tax expense income	(669)	331	(3)
Total income taxes and effective tax rate	1,543	2,472	2,382
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	149	(108)	(136)
Deferred income taxes	(212)	60	(193)
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(63)	(48)	(329)
Total provision for income taxes	1,480	2,424	2,053
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	(672)	329	64
Deferred tax expense (benefit) of tax rate changes	3	2	(2)
Deferred tax expense (benefit) of unrecognized tax losses, tax credits and temporary differences			(65)
Deferred tax expense income recognised in profit or loss	(669)	331	(3)
Accumulated other comprehensive income (loss) [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity			18
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		(18)	(194)
Common shares [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity			(10)
Other reserves [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		3	2
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(63)	(33)	(145)
Canada [member]
Current income taxes:
Federal	635	525	797
Provincial	529	444	633
Adjustments related to prior periods	(29)	5	(25)
Deferred income taxes:
Federal	(159)	174	34
Provincial	(97)	103	16
International [member]
Current income taxes:
Foreign	1,053	1,215	994
Adjustments related to prior periods	24	(48)	(14)
Deferred income taxes:
Foreign	$ (413)	$ 54	$ (53)